Notes to the Consolidated Statements of Financial Position (Tables)	12 Months Ended
Dec. 31, 2025
Notes to the Consolidated Statements of Financial Position [Abstract]
Schedule of Property and Equipment	Property and equipment
Property and equipment
Cost
At January 1, 2024	1,491,525
Additions	22,723
Exchange differences	25,822
At December 31, 2024	1,540,070
Additions	108,257
Disposals	(61,268)
Exchange differences	(50,001)
At December 31, 2025	1,537,058

Accumulated depreciation
At January 1, 2024	(1,201,948)
Depreciation charge for the year	(56,077)
Exchange differences	(25,765)
At December 31, 2024	(1,283,790)
Depreciation charge for the year	(61,207)
Disposals	47,254
Exchange differences	50,001
At December 31, 2025	(1,247,741)

Net book value
At December 31, 2024	256,280
At December 31, 2025	289,317

Schedule of Right-of-Use Assets	Right-of-use assets
	Buildings	Cars	Total
Cost		(in €)
At January 1, 2024	2,661,118	174,134	2,835,252
Additions	—	68,604	68,604
Exchange differences	20,101	—	20,101
At December 31, 2024	2,681,219	242,738	2,923,957
Additions	451,427	—	451,427
Exchange differences	(38,922)	—	(38,922)
At December 31, 2025	3,093,724	242,738	3,336,462

Accumulated depreciation
At January 1, 2024	(1,633,020)	(130,566)	(1,763,586)
Depreciation charge for the year	(353,426)	(33,427)	(386,852)
Exchange differences	(15,151)	—	(15,151)
At December 31, 2024	(2,001,597)	(163,993)	(2,165,590)
Depreciation charge for the year	(308,827)	(33,486)	(342,313)
Exchange differences	33,107	—	33,107
At December 31, 2025	(2,277,318)	(197,478)	(2,474,796)

Net book value
At December 31, 2024	679,622	78,745	758,367
At December 31, 2025	816,407	45,260	861,667

Schedule of Intangible Assets	Intangible assets
	Purchased IT-software	Advances paid for software	Total
Cost		(in €)
At January 1, 2024	716,130	25,977	742,107
Additions	6,607	17,541	24,148
Exchange differences	439	—	439
At December 31, 2024	723,176	43,518	766,694
Additions	39,019	—	39,019
Disposals	—	(31,582)	(31,582)
Exchange differences	(850)	—	(850)
At December 31, 2025	761,345	11,936	773,281

Accumulated amortization
At January 1, 2024	(673,289)	—	(673,289)
Amortization charge for the year	(42,185)	—	(42,185)
Exchange differences	(439)	—	(439)
At December 31, 2024	(715,913)	—	(715,913)
Amortization charge for the year	(15,963)	—	(15,963)
Exchange differences	850	—	850
At December 31, 2025	(731,026)	—	(731,026)

Net book value
At December 31, 2024	7,263	43,518	50,781
At December 31, 2025	30,319	11,936	42,255

Schedule of Lease Liabilities

Set out below, are the carrying amounts and the movements of the Group’s lease liabilities:

Lease liabilities	2025	2024
	(in €)
As of January 1	805,086	1,120,048
Additions	451,427	68,604
Payments	(357,583)	(388,114)
Short-term liability for accrued interest expense	4,768	(409)
Foreign exchange difference	(5,779)	4,959
As of December 31	897,917	805,086

Schedule of Amounts Recognized in Profit or Loss

The following are the amounts recognized in profit or loss:

	2025	2024	2023
		(in €)
Depreciation expense of right-of-use assets (see Note E.2.)	342,313	386,853	377,925
Interest expense on lease liabilities	36,547	19,770	19,090
Rental expense from leases	11,055	10,429	6,261
Thereof short-term leases (included in administrative expenses)	3,960	4,168	—
Thereof leases of low-value assets (included in administrative expenses)	7,095	6,261	6,261
Total amounts recognized in profit or loss	389,915	417,052	403,276

Schedule of Inventory	Inventory
	2025	2024	2023
		(in €)
Raw material and supplies	—	82,087	423,560
Unfinished goods	—	6,758,952	10,614,159
Finished goods	—	56,627	330,087
Total	—	6,897,666	11,367,807

Schedule of Other Assets	Other assets
	December 31, 2025	December 31, 2024
	(in €)
Non-current other assets
Prepaid expenses	151,198	204,233
Total non-current other assets	151,198	204,233
Current other assets
Prepayments on research & development projects	2,222,380	4,628,878
Prepaid expenses	923,832	354,948
Others	114,826	119,576
Total current other assets	3,261,038	5,103,402
Other assets from research allowances
Current other assets from research allowances	2,487,763	5,081,772
Total other assets from research allowances	2,487,763	5,081,772
Total other assets	5,899,999	10,389,407

Schedule of Applicable Tax Rate and Current Income Taxes Recognized in Profit or Loss

The table below shows a reconciliation between the product of loss before tax multiplied by the Company's applicable tax rate and current income taxes recognized in profit or loss.

InflaRx Group	2025	2024	2023
	(in €)
Loss for the period (accounting profit before income tax)	(45,621,498)	(46,059,185)	(42,667,529)
Tax rate	28.6%	28.6%	28.6%
Tax benefits at tax rate	13,089,429	13,159,368	12,160,545
Temporary differences and tax losses for which no deferred tax asset was recognized	(13,797,393)	(14,577,752)	(12,127,977)
Non-recognition of tax effect on share-based payments	—	—	(32,182)
Non-deductible expenses for tax purposes	(54,846)	(56,721)	(46,907)
Tax free income	762,810	1,475,105	—
Taxes prior years	(12,282)	(5,217)	—
Other differences due to tax rate	—	—	46,521
Income tax	(12,282)	(5,217)	—

Schedule of Financial Assets and Liabilities

Set out below is an overview of financial assets and liabilities, other than cash and short-term deposits included in cash equivalents, held by the Group as at December 31, 2025 and December 31, 2024:

	December 31, 2025	December 31, 2024
	(in €)
Financial assets at amortized cost
Non-current financial assets	237,373	3,092,290
Thereof marketable securities	—	2,854,405
Current financial assets	30,435,088	34,462,352
Thereof marketable securities	30,211,169	33,969,390
Financial liabilities at amortized cost
Trade and other payables	5,608,204	11,549,150
Financial liabilities at fair value
Current liabilities to shareholders	5,802,128	—

Schedule of Cash and Cash Equivalents	Cash and cash equivalents
	December 31, 2025	December 31, 2024
	(in €)
Short-term deposits
Deposits held in U.S. dollars	7,510,452	13,408,478
Deposits held in Euro	7,235,080	700,000
Total	14,745,532	14,108,478
Cash at banks
Cash held in U.S. dollars	843,915	2,805,655
Cash held in Euro	432,724	1,461,847
Total	1,276,639	4,267,501
Total cash and cash equivalents	16,022,171	18,375,979

Schedule of Trade Payables and Other Accrued Liabilities	Trade payables and other accrued liabilities
	December 31, 2025	December 31, 2024
	(in €)
Accrued liabilities from R&D projects	3,424,362	6,609,925
Accrued liabilities from commercial activities	8,000	69,250
Accounts payable	972,383	3,413,064
Other accrued liabilities and payables	1,353,593	1,603,538
Total	5,758,338	11,695,777

Schedule of Senior Management Oversees The Management of These Risks	The Group’s senior management oversees the management of these risks.
	Exposure	Measurement	Risk Management
Market risk	Future development costs; Recognized financial assets and liabilities not denominated in Euro	Forecasted cash flows Sensitivity analysis	Achievement of a natural hedge in the future
Credit risk	Cash and cash equivalents, current and non-current financial assets	Credit rating	Diversification of bank deposits, Investment guidelines for debt investments
Liquidity	R&D and G&A cost, equity, trade and other payables	Rolling cash flow forecast	Availability of funds through financing rounds or public offerings

Schedule of Cash, Cash Equivalents and Financial Assets

In 2025, if the Euro had weakened/strengthened by 10% against the U.S. dollar with all other variables held constant, the Group’s loss would have been €4.0 million higher/€3.3 million lower, mainly as a result of foreign exchange on translation of U.S. dollar-denominated assets of InflaRx N.V. and InflaRx GmbH.

Cash, cash equivalents and financial assets denominated in U.S. dollars, InflaRx N.V. and InflaRx GmbH	December 31, 2025	December 31, 2024
	(in €)
Current and non current financial assets (securities and accrued interest)	28,434,961	37,316,756
Cash and cash equivalents	8,354,358	14,983,597
Total assets exposed to the risk	36,789,319	52,300,353
Conversion rate Euro to U.S. dollars at reporting date 1/1.1750

Schedule of Sensitivity Analysis
Sensitivity analysis:	Conversion rate	Profit/(loss)	Carrying amount
	(in €)
Euro strengths against U.S. dollars	1.2925	(3,344,484)	33,444,835
Euro weakens against U.S. dollars	1.0575	4,087,702	40,877,021

Schedule of Outstanding Financial Commitments

At the end of the reporting period, the Group held the following deposits that are expected to readily generate cash inflows to meet the outstanding financial commitments.

Liquidity	December 31, 2025	December 31, 2024
	(in €)
Short-term deposits	14,745,532	14,108,478
Cash at banks	1,276,639	4,267,501
Marketable Securities (current and non-current)	30,214,669	36,829,741
Other (non-current portion)	237,373	237,886
Other (current)	223,932	5,574,734
Total funds available	46,698,145	61,018,339